Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer
Protection
Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “Compensation Actually Paid” and the financial performance of our Company. This disclosure does not necessarily align with how we view the relationship between the Company’s performance and named executive officer compensation. The below table show Compensation Actually Paid to our CEO and other named executive officers as calculated by adjusting the Summary Compensation Table total amounts for the applicable year.

Year	Summary Compensation for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation for Other Named Executive Officers (3)	Average Compensation Actually Paid to Other Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based On:		Net Income	Return on Equity (6)
					PMT Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)

2022	$999,985	$ 649,981	$393,732	$ 262,972	$ 81.76	$ 75.63	($115.1) Million	-7.2%

2021	$999.981	$ 158,201	$424,977	$ 110,650	$108.57	$117.61	$ 25.9 Million	1.3%

2020	$747,987	($254,463)	$520,606	($104,919)	$ 86.93	$ 77.80	$ 27.4 Million	1.4%

(1)
Mr. Spector was our principal executive officer (“CEO”) for all years shown. The amounts reported are the amounts of total compensation reported for our CEO for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year.

(2)
The amount reported represent the Compensation Actually Paid to our CEO, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to our CEO in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for our CEO:

Adjustments to Determine Compensation “Actually Paid” for the CEO
(7)

	2022	2021	2020

SUMMARY COMPENSATION - CEO	$999,985	$999,981	$747,987

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($999,985)	($999,981)	($747,987)

• Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	$718,651	$576,448	$533,870

• Change in Fair Value of Prior Year-End Equity Awards that were Unvested as of Year-End	($134,490)	($419,694)	($443,878)

• Change in Fair Value of Prior Year-End Equity Awards that Vested during year	($24,113)	$24,634	($394,428)

• Change in Fair Value of Prior Year-End Equity Awards that were Forfeited during year	0	($97,425)	0

• Dividends paid during year before Vesting Date of Equity Awards	$89,932	$74,237	$49,973

COMPENSATION ACTUALLY PAID - CEO	$649,981	$158,201	($254,463)

ADJUSTMENTS FROM SUMMARY COMPENSATION	($350,004)	($841,780)	($1,002,450)

(3)
The amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our CEO), in the “Total” column of the Summary Compensation Table in each applicable year. The Executive Officers used to calculate the Other NEOs average in each year include Messrs. Kurland, Jones, Fartaj, and Chang for 2020; Messrs. Jones, Fartaj, Chang and Perotti for 2021; and Messrs. Jones, Fartaj, Perotti and Stark for 2022

(4)
The amounts reported represent the average Compensation Actually Paid to the other named executive officers other than our CEO as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount in compensation earned by or paid to such other named executive officers as a group in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for the Other Named Executive Officers:

Adjustments to Determine Average Compensation “Actually Paid” for the Other NEOs
(7)

	2022	2021	2020

SUMMARY COMPENSATION – Other NEOs	$393,732	$424,977	$520,606

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($393,732)	($424,977)	($472,981)

• Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	$282,966	$244,990	$337,587

• Change in Fair Value of Prior Year-End Equity Awards that were Unvested as of Year-End	($45,595)	($140,270)	($268,318)

• Change in Fair Value of Prior Year-End Equity Awards that Vested during year	($7,609)	$8,019	($253,252)

• Change in Fair Value of Prior Year-End Equity Awards that were Forfeited during year	0	($30,934)	0

• Dividends paid during year before Vesting Date of Equity Awards	$33,210	$28,845	$31,439

COMPENSATION ACTUALLY PAID – Other NEOs	$262,972	$110,650	($104,919)

ADJUSTMENTS FROM SUMMARY COMPENSATION	($130,760)	($314,327)	($625,525)

(5)
Based on initial investment of $100 and a cumulative Total Shareholder Return (PMT Fiscal Year 2020 =
-13.1%,
Fiscal Year 2021 = 8.6%, Fiscal Year 2022=
-18.2%).
The TSR Peer Group is the Bloomberg REIT Mortgage Index (Fiscal Year 2020 =
-22.2%,
Fiscal Year 2021 = 17.6%, Fiscal Year 2022 =
-24.4%).

(6)	Our Company Selected Measure is Return on Equity, which is calculated as Net Income attributable to common shareholders for a fiscal year divided by average monthly common shareholders’ equity.
(7)
The fair values in the tables above have been computed in accordance with the methodology used for financial reporting purposes and, as applicable for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote [Text Block]	The amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our CEO), in the “Total” column of the Summary Compensation Table in each applicable year. The Executive Officers used to calculate the Other NEOs average in each year include Messrs. Kurland, Jones, Fartaj, and Chang for 2020; Messrs. Jones, Fartaj, Chang and Perotti for 2021; and Messrs. Jones, Fartaj, Perotti and Stark for 2022
Peer Group Issuers, Footnote [Text Block]	Based on initial investment of $100 and a cumulative Total Shareholder Return (PMT Fiscal Year 2020 =
-13.1%,
Fiscal Year 2021 = 8.6%, Fiscal Year 2022=
-18.2%).
The TSR Peer Group is the Bloomberg REIT Mortgage Index (Fiscal Year 2020 =
-22.2%,
Fiscal Year 2021 = 17.6%, Fiscal Year 2022 =
-24.4%).

PEO Total Compensation Amount	$ 999,985	$ 999,981	$ 747,987
PEO Actually Paid Compensation Amount	$ 649,981	158,201	(254,463)
Adjustment To PEO Compensation, Footnote [Text Block]
Adjustments to Determine Compensation “Actually Paid” for the CEO
(7)

	2022	2021	2020

SUMMARY COMPENSATION - CEO	$999,985	$999,981	$747,987

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($999,985)	($999,981)	($747,987)

• Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	$718,651	$576,448	$533,870

• Change in Fair Value of Prior Year-End Equity Awards that were Unvested as of Year-End	($134,490)	($419,694)	($443,878)

• Change in Fair Value of Prior Year-End Equity Awards that Vested during year	($24,113)	$24,634	($394,428)

• Change in Fair Value of Prior Year-End Equity Awards that were Forfeited during year	0	($97,425)	0

• Dividends paid during year before Vesting Date of Equity Awards	$89,932	$74,237	$49,973

COMPENSATION ACTUALLY PAID - CEO	$649,981	$158,201	($254,463)

ADJUSTMENTS FROM SUMMARY COMPENSATION	($350,004)	($841,780)	($1,002,450)

Non-PEO NEO Average Total Compensation Amount	$ 393,732	424,977	520,606
Non-PEO NEO Average Compensation Actually Paid Amount	$ 262,972	110,650	(104,919)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Adjustments to Determine Average Compensation “Actually Paid” for the Other NEOs
(7)

	2022	2021	2020

SUMMARY COMPENSATION – Other NEOs	$393,732	$424,977	$520,606

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($393,732)	($424,977)	($472,981)

• Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	$282,966	$244,990	$337,587

• Change in Fair Value of Prior Year-End Equity Awards that were Unvested as of Year-End	($45,595)	($140,270)	($268,318)

• Change in Fair Value of Prior Year-End Equity Awards that Vested during year	($7,609)	$8,019	($253,252)

• Change in Fair Value of Prior Year-End Equity Awards that were Forfeited during year	0	($30,934)	0

• Dividends paid during year before Vesting Date of Equity Awards	$33,210	$28,845	$31,439

COMPENSATION ACTUALLY PAID – Other NEOs	$262,972	$110,650	($104,919)

ADJUSTMENTS FROM SUMMARY COMPENSATION	($130,760)	($314,327)	($625,525)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
•	The Company’s cumulative Total Shareholder Return (“TSR”) and the Peer Group’s cumulative TSR

Compensation Actually Paid vs. Net Income [Text Block]
•	The Company’s Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
•	The Company Selected Measure, which for PMT is Return on Equity

*
2020, primarily due to the impact of the
COVID-19
pandemic, we experienced negative TSR and the resulting PSU forfeitures and share price decline resulted in significant reduction in the fair value of equity awards and negative Compensation Actually Paid amounts.

**
In 2021 and 2022, our share price increased from 2020 lows and the resulting increase or stabilization of the fair value of our equity awards was reflected in higher Compensation Actually Paid amounts even though PSUs were ultimately forfeited in 2021 and 2022.

Total Shareholder Return Vs Peer Group [Text Block]
•	The Company’s cumulative Total Shareholder Return (“TSR”) and the Peer Group’s cumulative TSR

Tabular List [Table Text Block]
Most Important Financial Performance Measures:

The Compensation Committee reviews a variety of Company and individual factors
used to determine executive compensation, not all of which are presented in the Pay Versus Performance table above. In addition, the Compensation Committee seeks to incentive long term pay for performance and therefore does not specifically align the Company’s performance with Compensation Actually Paid. In our assessment, the most important financial performance measures used to determine Compensation Actually Paid to our CEO and other NEOs in 2022 to Company performance were:

Return on Equity	Net Income	Total Shareholder Return

Total Shareholder Return Amount	$ 81.76	108.57	86.93
Peer Group Total Shareholder Return Amount	75.63	117.61	77.8
Net Income (Loss)	$ (115,100,000)	$ 25,900,000	$ 27,400,000
Company Selected Measure Amount	(0.072)	0.013	0.014
PEO Name	Mr. Spector
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Non-GAAP Measure Description [Text Block]	Our Company Selected Measure is Return on Equity, which is calculated as Net Income attributable to common shareholders for a fiscal year divided by average monthly common shareholders’ equity.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (350,004)	$ (841,780)	$ (1,002,450)
PEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(999,985)	(999,981)	(747,987)
PEO [Member] | Fair Value of Equity Awards Granted during the year that Remain Unvested as of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	718,651	576,448	533,870
PEO [Member] | Change in Fair Value of Prior YearEnd Equity Awards that were Unvested as of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(134,490)	(419,694)	(443,878)
PEO [Member] | Change in Fair Value of Prior YearEnd Equity Awards that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,113)	24,634	(394,428)
PEO [Member] | Change in Fair Value of Prior YearEnd Equity Awards that were Forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(97,425)	0
PEO [Member] | Dividends paid during year before Vesting Date of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	89,932	74,237	49,973
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(130,760)	(314,327)	(625,525)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(393,732)	(424,977)	(472,981)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted during the year that Remain Unvested as of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	282,966	244,990	337,587
Non-PEO NEO [Member] | Change in Fair Value of Prior YearEnd Equity Awards that were Unvested as of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(45,595)	(140,270)	(268,318)
Non-PEO NEO [Member] | Change in Fair Value of Prior YearEnd Equity Awards that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,609)	8,019	(253,252)
Non-PEO NEO [Member] | Change in Fair Value of Prior YearEnd Equity Awards that were Forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(30,934)	0
Non-PEO NEO [Member] | Dividends paid during year before Vesting Date of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 33,210	$ 28,845	$ 31,439